Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Basis of preparation
a.	Basis of preparation
These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).
These consolidated financial statements correspond to the classification provisions contained in IAS 1
(revised), “Presentation of Financial Statements.”
Accounting policies applied are consistent with the policies that were applied for the preparation of the consolidated financial statements for the year ended March 31, 2021.

Basis of measurement
b.	Basis of measurement
These consolidated financial statements have been prepared on a historical cost convention and on an accrual basis, except for the following material items that have been measured at fair value as required by relevant IFRS:

a.	Derivative financial instruments;

b.	Share-based payment transactions;

c.	Marketable securities and investments in mutual funds;

d.	Investments in FMPs; and

e.	Contingent consideration.

Use of estimates and judgments
c.	Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, income and expenses. Actual results may differ from those estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future period affected. In particular, information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amount recognized in the consolidated financial statements is included in the following notes:
i.	Revenue recognition
The Company’s determination of whether BPM services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment.
The Company provides automobile claims handling services, wherein the Company enters into contracts with its clients to process all their claims over the contract period and the fees are determined either on a per claim basis or as a fixed payment for the contract period. Where the contracts are on a per claim basis, the Company invoices the client at the inception of the claim process. The Company estimates the processing period for the claims and recognizes revenue over the estimated processing period. This processing period generally ranges between one to two months. The processing time may be greater for new clients and the estimated service period is adjusted accordingly. The processing period is estimated based on historical experience and other relevant factors, if any.

ii.	Current income taxes
The major tax jurisdictions for the Company are India, the Philippines, South Africa, UK, and US, though the Company also files tax returns in other foreign jurisdictions. Significant judgments are involved in determining the provision for income taxes including judgment on whether tax positions are probable of being sustained in tax assessments. A tax assessment can involve complex issues, which can only be resolved over extended time periods. The recognition of taxes that are subject to certain legal or economic limits or uncertainties is assessed individually by management based on the specific facts and circumstances.

iii.	Deferred income taxes
The assessment of the probability of future taxable profit in which deferred tax assets can be utilized is based on the Company’s latest approved budget forecast, which is adjusted for significant non-taxable
profit and expenses and specific limits to the use of any unused tax loss or credit. The tax rules in the numerous jurisdictions in which the Company operates are also carefully taken into consideration. If a positive forecast of taxable profit indicates the probable use of a deferred tax asset, especially when it can be utilized without a time limit, that deferred tax asset is usually recognized in full. The recognition of deferred tax assets that are subject to certain legal or economic limits or uncertainties is assessed individually by management based on the specific facts and circumstances.

iv.	Impairment
An impairment loss is recognized for the amount by which an asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount. To determine the recoverable amount, management estimates expected future cash flows from each asset or cash-generating unit and determines a suitable interest rate in order to calculate the present value of those cash flows. In the process of measuring expected future cash flows management makes assumptions about future operating results. These assumptions relate to future events and circumstances. The actual results may vary, and may cause significant adjustments to the Company’s assets within the next financial year. The calculation of impairment loss involves significant estimates and assumptions which include revenue and earnings multiples, growth rates and net margins used to calculate projected future cash flows, risk-adjusted discount rate and future economic and market conditions.
In most cases, determining the applicable discount rate involves estimating the appropriate adjustment to market risk and the appropriate adjustment to asset-specific risk factors.
Estimation uncertainty relating to
COVID-19
pandemic
In evaluating the recoverability of trade receivables including unbilled revenue, contract assets, goodwill, long lived assets and investments, the Company has considered all internal and external information in the preparation of the consolidated financial statements including credit reports and economic outlook. The Company has performed sensitivity analysis on the assumptions used and based on current indicators of future economic conditions, the Company expects to recover the carrying amount of these assets. The impact of
COVID-19
may be different from that estimated on preparation of these consolidated financial statements and the Company will continue to closely monitor any material changes to future economic conditions.
v.	Valuation of derivative financial instruments
Management uses valuation techniques in measuring the fair value of derivative financial instruments, where active market quotes are not available. In applying the valuation techniques, management makes maximum use of market inputs, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument. Where applicable data is not observable, management uses its best estimate about the assumptions that market participants would make. These estimates may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.

vi.	Accounting for defined benefit plans
In accounting for pension and post-retirement benefits, several statistical and other factors that attempt to anticipate future events are used to calculate plan expenses and liabilities. These factors include expected return on plan assets, discount rate assumptions and rate of future compensation increases. To estimate these factors, actuarial consultants also use estimates such as withdrawal, turnover, and mortality rates which require significant judgment. The actuarial assumptions used by the Company may differ materially from actual results in future periods due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates, or longer or shorter participant life spans.

vii.	Share-based compensation expense
The share-based compensation expense is determined based on the Company’s estimate of equity instruments that will eventually vest and valuation using the Monte-Carlo simulation and the binomial lattice model.

viii.	Business combinations
Business combinations are accounted for using the acquisition method under the provisions of IFRS 3 (Revised)
, “Business Combinations.”
The cost of an acquisition is measured at the fair value of the assets transferred, equity instruments issued, and liabilities incurred at the date of acquisition. The cost of the acquisition also includes the fair value of any contingent consideration. Identifiable tangible and intangible assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets.

xi.	Impairment of non-derivative financial assets
The Company applies the forward-looking expected credit loss (“ECL”) model for recognizing impairment loss on financial assets that are measured at amortized cost or at fair value through other comprehensive income (“FVOCI”). The Company applies the simplified approach for determining the lifetime ECL allowance using the Company’s historical credit loss experience adjusted for factors that are specific to the debtor. For all other financial assets, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition.

xii.	Leases
The Company determines the lease term as the
non-cancellable
period of a lease including any option to extend or terminate the lease, if the use of such option is reasonably certain. The Company makes an assessment on the expected lease term on a lease-by-lease
basis and thereby assesses whether it is reasonably certain that any options to extend or terminate the contract will be exercised. In evaluating the lease term, the Company considers factors such as any significant leasehold improvements undertaken over the lease term, costs relating to the termination of the lease and the importance of the underlying asset to operations, taking into account the location of the underlying asset and the availability of suitable alternatives. The lease term in future periods is reassessed to ensure that the lease term reflects the current economic circumstances.
The Company has applied an incremental borrowing rate for the purpose of computing lease liabilities based on the rate prevailing in respective geographies.

Basis of consolidation
d.	Basis of consolidation
The Company consolidates entities over which it has control. Control exists when the Company has existing rights that give the Company the current ability to direct the activities which affect the entity’s returns; the Company is exposed to or has rights to returns which may vary depending on the entity’s performance; and the Company has the ability to use its power to affect its own returns from its involvement with the entity. Subsidiaries are consolidated from the date control commences until the date control ceases.

i.	Business combinations
Business combinations are accounted for using the acquisition method under the provisions of IFRS 3 (Revised)
, “Business Combinations.”
The cost of an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred at the date of acquisition. The consideration of the acquisition also includes the fair value of any contingent consideration. Identifiable tangible and intangible assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets.
Transaction costs that the Company incurs in connection with a business combination such as finders’ fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred.

ii.	Transactions eliminated on consolidation
All inter-company and intra-company balances, transactions, income and expenses including unrealized income or expenses are eliminated on consolidation.

Functional and presentation currency
e.	Functional and presentation currency
The financial statements of each of the Company’s subsidiaries are presented using the currency of the primary economic environment in which these entities operate (i.e. the functional currency). The consolidated financial statements are presented in US dollars (“USD”) which is the presentation currency of the Company and has been rounded off to the nearest thousands.

Foreign currency transactions and translation
f.	Foreign currency transactions and translation

i.	Transactions in foreign currency
Transactions in foreign currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the exchange rates prevailing at the reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income. Gains/losses relating to translation or settlement of trading activities are disclosed under foreign exchange gains/losses and translation or settlements of financing activities are disclosed under finance expenses. In the case of foreign exchange gains/losses on borrowings that are considered as a natural economic hedge for the foreign currency monetary assets, such foreign exchange gains/losses, net are presented within results from operating activities.

ii.	Foreign operations
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations that have local functional currency are translated into US dollars using exchange rates prevailing at the reporting date. Income and expense are translated at the monthly average exchange rate for the respective period. Exchange differences arising, if any, are recorded in equity as part of the Company’s other comprehensive income. Such exchange differences are recognized in the consolidated statement of income in the period in which such foreign operations are disposed. Goodwill and fair value adjustments arising on the acquisition of foreign operation are treated as assets and liabilities of the foreign operation and translated at the exchange rate prevailing at the reporting date.
Foreign currency exchange differences arising from intercompany receivables or payables relating to foreign operations, the settlement of which is neither planned nor likely to occur in the foreseeable future, are considered to form part of net investment in foreign operation and are recognized in foreign currency translation reserve.

Financial instruments - initial recognition and subsequent measurement

g.	Financial instruments — initial recognition and subsequent measurement
Financial instruments are classified in the following categories:

•	Non-derivative financial assets at amortized cost or at fair value through profit or loss (“FVTPL”).

•	Non-derivative financial liabilities at FVTPL or at amortized cost.

•	Derivative financial instruments under the category of financial assets or financial liabilities at FVTPL or at FVOCI.
The classification of financial instruments depends on the purpose for which those were acquired. Management determines the classification of the Company’s financial instruments at initial recognition.
Non-derivative
financial instruments are recognized initially at fair value. Financial assets are derecognized when substantial risks and rewards of ownership of the financial asset have been transferred. In cases where substantial risks and rewards of ownership of the financial assets are neither transferred nor retained, financial assets are derecognized only when the Company has not retained control over the financial asset.
Subsequent to initial recognition,
non-derivative
financial instruments are measured as described below:

i.	Non-derivative financial assets

a)	Financial assets at amortized cost
Financial assets that meet the following criteria are measured at amortized cost (except for investments that are designated at FVTPL on initial recognition):

i)	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and

ii)	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.
Financial assets at amortized cost are presented as current assets, except for those maturing later than 12 months after the balance sheet date which are presented as non-current
assets. They are measured initially at fair value plus transaction costs and subsequently carried at amortized cost using the effective interest rate method, less any impairment losses.

b)	Financial assets at FVTPL
Financial assets that do not meet the amortized cost or FVOCI criteria are measured at FVTPL. Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement
recognized in the consolidated statement of income. The gains or losses on disposal of financial assets at FVTPL are recognized in the consolidated statement of income.
Interest income on financial assets at FVTPL is recognized in the consolidated statement of income. Dividend on financial assets at FVTPL is recognized when the Company’s right to receive the dividend is established.

ii.	Non-derivative financial liabilities
All financial liabilities are recognized initially at fair value, except in the case of loans and borrowings which are recognized at fair value, net of directly attributable transaction costs. The Company’s financial liabilities include trade and other payables, bank overdrafts, contingent consideration and loans and borrowings.
Trade and other payables maturing later than 12 months after the reporting date are presented as non-current
liabilities.
After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated statement of income when the liabilities are derecognized as well as through the effective interest rate method amortization process.
After initial recognition, contingent consideration is subsequently measured at fair value and the changes to the fair value are recognized in the consolidated statement of income.

iii.	Derivative financial instruments and hedge accounting
The Company is exposed to foreign currency fluctuations on foreign currency assets, liabilities, net investment in foreign operations and forecasted cash flows denominated in foreign currency. The Company limits the effect of foreign exchange rate fluctuation by following established risk management policies including the use of derivatives. The Company enters into derivative financial instruments where the counterparty is primarily a bank. The Company holds derivative financial instruments such as foreign exchange forward and option contracts and interest rate swaps to hedge certain foreign currency and interest rate exposures.
Cash flow hedges
The Company recognizes derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation.
For derivative instruments where hedge accounting is applied, the Company records the effective portion of derivative instruments that are designated as cash flow hedges in other comprehensive income/(loss) in the statement of comprehensive income, which is reclassified into earnings in the same period during which the hedged item affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (i.e., the ineffective portion) or hedge components excluded from the assessment of effectiveness, and changes in fair value of other derivative instruments not designated as qualifying hedges is recorded as gains/losses, net in the consolidated statement of income. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in the cash flow hedging reserve (in other comprehensive income/(loss)) until the period the hedge was effective remains in the cash flow hedging reserve until the forecasted transaction occurs. Cash flow hedge on interest rate swaps are recorded under finance expense, net. Cash flows from the derivative instruments are classified within cash flows from operating activities in the statement of cash flows.
When it is highly probable that a forecasted transaction will not occur, the Company discontinues the hedge accounting and recognizes immediately, in the consolidated statement of income, the gains and losses attributable to such derivative instrument that were accumulated in other comprehensive income/(loss).
Gains/(losses) on cash flow hedges on forecasted revenue transactions are recorded in foreign exchange gains/(losses) forming part of revenue. Changes in fair value of foreign currency derivative instruments not designated as cash flow hedges are recognized in the consolidated statement of income and reported within foreign exchange gains, net within results from operating activities.

iv.	Offsetting of financial instruments
Financial assets and financial liabilities are offset against each other and the net amount reported in the consolidated statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
v.	Fair value of financial instruments
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations, without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit risk, foreign exchange rates, and forward and spot prices for currencies.
vi.	Impairment of non-derivative financial assets
The Company applies the forward-looking ECL model for recognizing impairment loss on financial assets that are measured at amortized cost or at FVOCI. Loss allowance for trade receivables and unbilled revenue with no significant financing component are measured at an amount equal to lifetime ECL. The Company applies the simplified approach for determining the lifetime ECL allowance using the Company’s historical credit loss experience adjusted for factors that are specific to the debtor.
For all other financial assets, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instruments has not increased significantly since the initial recognition, the Company measures the loss allowance for that financial instrument equal to
12-month
ECL. The amount of ECL (or reversal) that is required to adjust the loss allowance at the reporting date is recognized as an impairment gain/loss in the consolidated statement of income.

Equity and share capital

h.	Equity and share capital

i.	Share capital, share premium and treasury shares
The Company has only one class of equity shares. Par value of the equity share is recorded as the share capital and the amount received in excess of par value is classified as share premium. The credit corresponding to the share-based compensation expense and excess tax benefit related to the exercise of share options and restricted share units is recorded in share premium.
Treasury shares represent the consideration paid by the Company, including any directly attributable costs, to repurchase its own ordinary shares. Treasury shares are presented as a deduction from total equity. On cancellation of treasury shares, the amount paid is adjusted against share capital, to the extent of the par value of ordinary shares repurchased, and the balance is adjusted against share premium.

ii.	Retained earnings
Retained earnings comprise the Company’s undistributed earnings after taxes.

iii.	Other components of equity
Other components of equity consist of the following:
Cash flow hedging reserve
Changes in fair value of derivative hedging instruments designated and effective as a cash flow hedge are recognized net of taxes.
Foreign currency translation reserve
Foreign currency translation reserve consists of (i) the exchange difference arising from the translation of the financial statements of foreign subsidiaries and (ii) foreign currency differences arising from intercompany receivables or payables relating to foreign operations, the settlement of which is neither planned nor likely to occur in the foreseeable future, which are considered to form part of net investment in foreign operation.
Other Reserves
Other reserves include the Special Economic Zone Re-Investment Reserve created out of the profits of eligible Special Economic Zones (“SEZ”) units in terms of the provisions of the Indian Income-tax Act, 1961. Further, these provisions require the reserve to be utilized by the Company for acquiring new plant and machinery for the purpose of its business
.
Pension adjustments
This reserve represents cumulative actuarial gain and losses recognized, net of taxes on defined benefits plans.

Cash and cash equivalents

i.	Cash and cash equivalents
The Company considers all highly liquid investments with an initial maturity of up to three months to be cash equivalents. Cash equivalents are readily convertible into known amounts of cash and subject to an insignificant risk of changes in value.

Investments
j.	Investments

i.	Marketable securities and mutual funds
The Company’s marketable securities represent liquid investments and are acquired principally for the purpose of earning daily income. Investments in mutual funds represent investments in mutual fund schemes wherein the mutual fund issuer has invested these funds in enterprise development funds. Investments which are expected to be redeemed after 12 months from the reporting date are classified as non-current
investments, otherwise they are classified as current investments.
These investments are designated at fair value through profit or loss and changes in fair value recognized in the consolidated statement of income. The fair value represents the original cost of the investment and the investment’s fair value at each reporting period.

ii.	Investments in fixed maturity plans
The Company’s investments in FMPs represent investments in mutual fund schemes wherein the mutual fund issuer has invested these funds in certificates of deposits with banks in India. The investments in FMPs are designated as fair value through profit or loss and change in fair value is recognized in the consolidated statement of income. The fair value represents original cost of an investment and the investment’s fair value at each reporting period or net asset value as quoted.
The Company manages FMPs on a fair value basis in accordance with the entity’s documented risk management, investment strategy and information provided to the key managerial personnel. The returns on the investment are measured based on the fair value movement rather than looking at the overall returns on the maturity. The Company’s investment purchase and sale decisions are also based on the fair value fluctuations rather than a predetermined policy to hold the investment until maturity. Key management personnel believe that recording these investments through the consolidated statement of income would provide more relevant information to measure the performance of the investment.

iii.	Investments in fixed deposits
Investments in fixed deposits consist of term deposits with original maturities of more than three months with banks. These are designated as financial assets at amortized cost.

Funds held for clients
k.	Funds held for clients
Some of the Company’s agreements in the auto claims handling services allow the Company to temporarily hold funds on behalf of the client. The funds are segregated from the Company’s funds and there is usually a short period of time between when the Company receives these funds from the client and when the payments are made on their behalf.

Property and equipment
l.	Property and equipment
Property and equipment are stated at historical cost. Cost includes expenditures directly attributable to the acquisition of the asset. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset description	Asset life (in years)
Buildings	20
Computers and software	3-4
Furniture, fixtures and office equipment	2-5
Vehicles	3
Leasehold improvements	Lesser of estimated useful life or lease term
Assets acquired under finance leases are capitalized as assets by the Company at an amount equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payments, each determined at the inception of the lease. Assets under finance leases and leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the assets.
Advances paid towards the acquisition of property and equipment and the cost of property and equipment not ready for use before the reporting date are disclosed as capital work-in-progress
in Note 11.
The Company assesses property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. If any such indication exists, the Company estimates the recoverable amount of the asset. The recoverable amount of an asset or cash generating unit is the higher of its fair value less cost of disposal (“FVLCOD”) and its value-in-use
(“VIU”). If the recoverable amount of the asset or the recoverable amount of the cash generating unit to which the asset belongs is less than its carrying amount, the carrying amount is reduced to its recoverable amount. The reduction is treated as an impairment loss and is recognized in the consolidated statement of income. If at the reporting date there is an indication that a previously assessed impairment loss no longer exists, the recoverable amount is reassessed and the impairment losses previously recognized are reversed such that the asset is recognized at its recoverable amount but not exceeding the written down value which would have been reported if the impairment losses had not been recognized initially.

Goodwill
m.	Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is allocated to the cash-generating units expected to benefit from the synergies of the combination for the purpose of impairment testing. Goodwill is tested, at the cash-generating unit (or group of cash generating units) level, for impairment annually or if events or changes in circumstances indicate that the carrying amount may not be recoverable. Goodwill is carried at cost less accumulated impairment losses. Impairment loss on goodwill is not reversed. See further discussion on impairment testing under “Impairment of intangible assets and goodwill” below.

Intangible assets
n.	Intangible assets
Intangible assets are recognized only when it is probable that the expected future economic benefits attributable to the assets will accrue to the Company and the cost can be reliably measured. Intangible assets acquired in a business combination are recorded at fair value using generally accepted valuation methods appropriate for the type of intangible asset. Intangible assets with definite lives are amortized over the estimated useful lives and are reviewed for impairment, if indicators of impairment arise. Intangible assets with indefinite lives are not amortized but instead are tested for impairment at least annually and written down to the fair value. See further discussion on impairment testing under “Impairment of intangible assets and goodwill” below.
Software development costs
Costs incurred for developing software or enhancements to the existing software products to be sold and/or used for internal use are capitalized once the research phase is complete, technological feasibility and commercial feasibility has been established, future economic benefits are probable, the Company has an intention and ability to complete and use or sell the software and the costs can be measured reliably. Technological feasibility is established upon completion of a detailed design program or, in its absence, completion of a working model. Significant management judgments and estimates are required in the assessment of when technological feasibility is established, as well as in the ongoing assessment of the recoverability of capitalized costs. Costs that qualify as software development costs include external direct costs of materials and services utilized in developing or obtaining software and compensation and related benefits for employees who are directly associated with the software project. The capitalized costs are amortized on a straight-line basis over the estimated useful life. Costs associated with research phase activities, training, maintenance and all post-implementation stage activities are expensed as incurred.
The Company’s definite lived intangible assets are amortized over the estimated useful life of the assets on a straight-line basis, as given below.

Asset description	Weighted average amortization period (in months)
Customer contracts	46
Customer relationships	218
Covenant not-to-compete	48
Trade names	34
Technology	94
Intellectual Property and other rights	24
Software	50
Service mark	Indefinite useful life

Impairment of intangible assets and goodwill
o.	Impairment of intangible assets and goodwill
Goodwill is not subject to amortization and tested at least annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s FVLCOD and VIU. For the purposes of assessing impairment, assets are grouped at the cash generating unit level which is the lowest level for which there are separately identifiable cash flows. Impairment losses recognized in respect of cash generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash generating units (or group of cash generating units) and then, to reduce the carrying amount of the other assets in the cash generating unit (or group of cash generating units) on a pro rata basis based on the carrying amount of each asset in the cash generating unit. Intangible assets except goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Employee benefits
p.	Employee benefits

i.	Defined contribution plans
US savings plan
Eligible employees of the Company in the US participate in a savings plan (“the Plan”) under Section 401(k) of the United States Internal Revenue Code (“the Code”). The Plan allows for employees to defer a portion of their annual earnings on a pre-tax
basis through voluntary contributions to the Plan. The Plan provides that the Company can make optional contributions up to the maximum allowable limit under the Code.
UK pension scheme
Eligible employees in the UK contribute to a defined contribution pension scheme operated in the UK. The assets of the scheme are held separately in an independently administered fund. The pension expense represents contributions payable to the fund maintained by the Company.
Provident fund
Eligible employees of the Company in India, the Philippines, South Africa, Sri Lanka and the UK participate in a defined contribution fund in accordance with the regulatory requirements in the respective jurisdictions. Both the employee and the Company contribute an equal amount to the fund which is equal to a specified percentage of the employee’s salary.
The Company has no further obligation under defined contribution plans beyond the contributions made under these plans. Contributions are charged to profit or loss and are included in the consolidated statement of income in the year in which they accrue.

ii.	Defined benefit plan
Employees in India, the Philippines and Sri Lanka are entitled to a defined benefit retirement plan covering eligible employees of the Company. The plan provides for a lump-sum
payment to eligible employees, at retirement, death, and incapacitation or on termination of employment, of an amount based on the respective employees’ salary and tenure of employment (subject to a maximum of approximately $
26
per employee in India). In India contributions are made to funds administered and managed by the Life Insurance Corporation of India (“LIC”) and Aviva Life Insurance Company Private Limited (“ALICPL”) (together, the “Fund Administrators”) to fund the gratuity liability of an Indian subsidiary. Under this scheme, the obligation to pay gratuity remains with the Company, although the Fund Administrators administer the scheme. The Company’s Sri Lanka subsidiary, Philippines subsidiary and one Indian subsidiary have unfunded gratuity obligations.
Gratuity liabilities are determined by actuarial valuation, performed by an independent actuary, at each reporting date using the projected unit credit method. The Company recognizes the net obligation of a defined benefit plan in its balance sheet as an asset or liability, as the case may be, in accordance with IAS 19
–
“Employee Benefits.”
The discount rate is based on the government securities yield. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income in the statement of comprehensive income in the period in which they arise.
iii.	Compensated absences
The Company’s liability for compensated absences is determined on the basis of an actuarial valuation using the projected unit credit method and is charged to consolidated statement of income in the year in which they accrue.

Share-based payments
q.	Share-based payments
The Company accounts for share-based compensation expense relating to share-based payments using a fair value method in accordance with IFRS 2
“Share-based Payments.”
Grants issued by the Company vest in a graded manner. Under the fair value method, the estimated fair value of awards is charged to income over the requisite service period, which is generally the vesting period of the award, for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company includes a forfeiture estimate in the amount of compensation expense being recognized based on the Company’s estimate of equity instruments that will eventually vest.

Provisions and accrued expenses
r.	Provisions and accrued expenses
A provision is recognized in the statement of financial position when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are recognized at present value by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money.
Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Revenue recognition
s.	Revenue recognition
The Company derives revenue from BPM services, comprising back-office administration, data management, customer experience services management, and auto claims handling services.
Revenue from rendering services is recognized on an accrual basis when the promised services are performed for an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Revenue from the end of last billing to the reporting date is recognized as unbilled revenue. Unbilled revenue for certain contracts is classified as contract assets, as the right to consideration is conditional on factors other than the passage of time. Revenue is net of value-added taxes and includes reimbursements of out-of-pocket
expenses.
Revenue earned by back-office administration, data management and customer experience services management services
Back-office administration, data management and customer experience services contracts are based on the following pricing models:

a)	per full-time-equivalent arrangements, which typically involve billings based on the number of full-time employees (or equivalent) deployed on the execution of the business process outsourced;

b)	per transaction arrangements, which typically involve billings based on the number of transactions processed (such as the number of e-mail responses, or airline coupons or insurance claims processed);

c)	subscription arrangements, which typically involve billings based on per member per month, based on contractually agreed rates;

d)	fixed-price arrangements, which typically involve billings based on achievements of pre-defined deliverables or milestones;

e)
outcome-based arrangements, which typically involve billings based on the business result achieved by our clients through our service efforts (such as measured based on a reduction in days sales outstanding, improvement in working capital, increase in collections or a reduction in operating expenses); or

f)
other pricing arrangements, including cost-plus arrangements, which typically involve billing the contractually agreed direct and indirect costs and a fee based on the number of employees deployed under the arrangement.

Revenues under
time-and-material
contracts and subscription arrangements are recognized as the related services are provided in accordance with the client contract. Revenues are recognized on cost-plus contracts on the basis of contractually agreed direct and indirect costs incurred on a client contract plus an agreed upon profit mark-up.
Revenues are recognized on unit-price based contracts based on the number of specified units of work delivered to a client.
Revenue for performance obligations that are satisfied over time is recognized in accordance with the methods prescribed for measuring the progress. The input method (cost or efforts expended) has been used to measure progress towards completion as there is a direct relationship between inputs and productivity.
In respect of arrangements involving
sub-contracting,
in part or whole of the assigned work, the Company evaluates revenues to be recognized under criteria established by IFRS 15
“Revenue from Contract with Customers (“IFRS 15”)
, application guidance in paragraphs B34 to B38
“Principal versus agent considerations.”
Contracts with customers include variability in transaction price primarily due to service level agreements, gain share, minimum commitment and volume discounts. Revenues relating to such arrangements are accounted for as variable consideration when the amount of revenue to be recognized can be estimated to the extent that it is probable that a significant reversal of any incremental revenue will not occur.
Amounts billed or payments received, where revenue recognition criteria have not been met, are recorded as deferred revenue and classified as contract liabilities. These are recognized as revenue when all the recognition criteria have been met. The costs related to the performance of BPM services unrelated to transition services (discussed below) are fulfilment costs classified as contract assets and recognized in the consolidated statement of income when the conditions for revenue recognition have been met. Any upfront payment received towards future services is classified as a contract liability and is recognized in the consolidated statement of income over the period when such services are provided.
All incremental and direct costs incurred for acquiring contracts, such as certain sales commission, are classified as contract assets. Such costs are amortized over the expected life of the contract.
Other upfront fees paid to customers are classified as contract assets. Such costs are amortized over the life of the contract and recorded as an adjustment to the transaction price and reduced from revenue.
For certain BPM customers, the Company performs transition activities at the outset of entering into a new contract. The Company has determined these transition activities do not meet the criteria of IFRS 15 to be accounted for as a separate performance obligation and has deferred revenue attributable to these activities. Accordingly, transition revenues are classified as contract liabilities and are subsequently recognized ratably over the period in which the BPM services are performed. Costs related to such transition services are fulfillment costs which are directly related to the contract and result in generation or enhancement of resources and are expected to be recoverable under the contract and thereby classified as contract assets and are recognized ratably over the estimated life of the contract.
All contracts entered into by the Company specify the payment terms. Usual payment terms range between
30
to
60
days.

Revenue earned by auto claims handling services
Auto claims handling services include claims handling and administration (“Claims Handling”), car hire and arranging for repairs with repair centers across the UK and the related payment processing for such repairs (“Accident Management”). With respect to Claims Handling, the Company receives either a per-claim
fee or a fixed fee. Revenue for per claim fee is recognized over the estimated processing period of the claim, which currently ranges from one to two months and revenue for fixed fee is recognized on a straight-line basis over the period of the contract. In certain cases, the fee is contingent upon the successful recovery of a claim on behalf of the customer. In these circumstances, the revenue is deferred until the contingency is resolved. Revenue in respect of car hire is recognized over the car hire term.
In order to provide Accident Management services, the Company arranges for the repair through a network of repair centers. The repair costs are invoiced to customers. In determining whether the receipt from the customers related to payments to repair centers should be recognized as revenue, the Company considers the criteria established by IFRS 15 under the application guidance in paragraphs B34 to B38
“Principal versus agent considerations.”
When the Company determines that it is the principal in providing Accident Management services, amounts received from customers are recognized and presented as third-party revenue and the payments to repair centers are recognized as cost of revenue in the consolidated statement of income. Factors considered in determining whether the Company is the principal in the transaction include whether:

a)	the Company has the primary responsibility for providing the services,

b)	the Company negotiates labor rates with repair centers, and

c)	the Company is responsible for timely and satisfactory completion of repairs.
If there are circumstances where the above criteria are not met and therefore the Company is not the principal in providing Accident Management services, amounts received from customers are recognized and presented net of payments to repair centers in the consolidated statement of income. Revenue from Accident Management services is recorded net of the repairer referral fees passed on to customers.
Revenue from legal services in the Auto Claims BPM segment is recognized on the admission of liability by the third party to the extent of fixed fees earned at each stage and any further income on the successful settlement of the claim.
Incremental and direct costs incurred to contract with a claimant are classified as contract assets and amortized over the expected period of benefit, not exceeding 15 months. All other costs to the Company are expensed as incurred.

Leases
t.	Leases
The Company leases most of its delivery centers and office facilities under operating lease agreements that are renewable on a periodic basis at the option of the lessor and the lessee. The lease agreements contain rent free periods and rent escalation clauses.
The Company assesses whether a contract contains a lease at the inception of the contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the company assesses whether: (i) the contract involves the use of an identified asset, (ii) the company has substantially all of the economic benefits from the use of the asset through the period of the lease, and (iii) the company has the right to direct the use of the asset.
At the date of commencement of the lease, the Company recognizes a ROU asset and a corresponding lease liability for all lease arrangements under which it is a lessee, except for short-term leases and low value leases. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. For short-term leases and low value leases, the Company recognizes the lease payments as an expense on a straight-line basis over the term of the lease.
The lease arrangements include options to extend or terminate the lease before the end of the lease term. ROU assets and lease liabilities include these options when it is reasonably certain that they will be exercised.
The ROU assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or prior to the commencement date of the lease plus any initial direct costs less any lease incentives. They are subsequently measured at cost less accumulated depreciation and impairment losses.
ROU assets are depreciated from the date of commencement of the lease on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset.
The lease liability is initially measured at amortized cost at the present value of the future lease payments. For leases under which the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the date of commencement of the lease in determining the present value of lease payments. Lease liabilities are remeasured with a corresponding adjustment to the related ROU asset if the Company changes its assessment as to whether it will exercise an extension or a termination option.
The Company accounts for a modification of a lease contract as a separate contract for an additional right of use not included in the original lease and the increase in lease payment is commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular contract. Modifications which are not accounted for as a separate contract are reassessed as at the effective date of the modifications based on the modified terms and conditions and the facts and circumstances as at that date. Upon modification, the Company remeasures the lease liability to reflect changes to the remaining lease payments and discount rates and recognizes the amount of the remeasurement of the lease liability as an adjustment to the ROU assets. However, if the carrying amount of the ROU assets is reduced to zero as a result of modification, any remaining amount of the remeasurement is recognized as an expense in consolidated statement of income.
The Company has applied practical expedient under an amendment to IFRS 16 for
COVID-19
related rent concessions to determine whether the concession provided by lessor occurring as a direct consequence of the covid-19
pandemic meets the conditions mentioned in paragraph 46B of the amendment and accounted the eligible concessions in the consolidated statement of income.
In the case of
sub-leases,
where the Company is an intermediate lessor, the lease is classified as a finance lease or operating lease. A sub-lease
is classified as a finance or operating lease by reference to the right-of-use
asset arising from the head lease. In the case of a finance lease, the Company has accounted for its interest in the head-lease and the sub-lease
separately and recognized a net investment in the
sub-lease
accordingly. Rental income received from the
sub-lease
is treated as finance income in the consolidated statement of income. In case of an operating lease, rental income is recognized in the consolidated statement of income over the term of the sub-lease.

Finance expense

u.	Finance expense
Finance expense comprises interest cost on borrowings, transaction costs, interest expense on lease liabilities and the gains/losses on settlement of related derivative instruments. The foreign exchange gains/losses on borrowings are considered as a natural economic hedge for the foreign currency monetary assets which are classified as foreign exchange gains/losses, net within results from operating activities. Borrowing costs are recognized in the consolidated statement of income using the effective interest method.

Income taxes
v.	Income taxes
Income tax comprises current and deferred tax. Income tax expense is recognized in the consolidated statement of income except to the extent it relates to items directly recognized in equity, in which case it is recognized in equity.

i.	Current income tax
Current income tax for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the taxable profit for the period. The tax rates and tax laws used to compute the amount are those that are enacted by the reporting date and applicable for the period. The Company offsets current tax assets and current tax liabilities where it has a legally enforceable right to set off the recognized amounts and where it intends either to settle on a net basis, or to realize the asset and liability simultaneously.
Significant judgments are involved in determining the provision for income taxes including judgment on whether tax positions are probable of being sustained in tax assessments. A tax assessment can involve complex issues, which can only be resolved over extended time periods. The recognition of taxes that are subject to certain legal or economic limits or uncertainties is assessed individually by management based on the specific facts and circumstances. Though the Company has considered all these issues in estimating its income taxes, there could be an unfavorable resolution of such issues that may affect results of the Company’s operations.

ii.	Deferred income tax
Deferred income tax is recognized using the balance sheet approach. Deferred income tax assets and liabilities are recognized for all deductible and taxable temporary differences arising between the tax bases of assets and liabilities and their carrying amount in financial statements, except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profits or loss at the time of transaction.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred income tax asset in respect of carry forward of unused tax credits and unused tax losses are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.
The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
The Company recognizes deferred tax liabilities for all taxable temporary differences except those associated with the investments in subsidiaries where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Earnings per share
w.	Earnings per share
Basic earnings per share are computed using the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by considering the impact of the potential issuance of ordinary shares, using the treasury stock method, on the weighted average number of shares outstanding during the period, except where the results would be anti-dilutive.

Government grants
x.	Government grants
The Company recognizes government grants only when there is reasonable assurance that the conditions attached to them shall be complied with, and the grants will be received. Government grants related to depreciable assets are treated as deferred income and are recognized in the consolidated statement of income on a systematic and rational basis over the useful life of the asset. Government grants related to revenue are recognized on a systematic basis in the consolidated statement of income, generally over the periods necessary to match them with the related costs that they are intended to compensate.